Fair Value Measurement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Impairment of loss on goodwill	¥ 1,504,525
Impairment loss on goodwill	13,526
Impairment losses on ROU assets	13,385	4,667	¥ 21,103
Impairment losses on property and equipment	¥ 16,347	¥ 3,460	¥ 9,476